Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 10, 2016
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 10, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 10, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
The Hartford Global Alpha Fund | The Hartford Global Alpha Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPAX
The Hartford Global Alpha Fund | The Hartford Global Alpha Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPCX
The Hartford Global Alpha Fund | The Hartford Global Alpha Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPIX
The Hartford Global Alpha Fund | The Hartford Global Alpha Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPRX
The Hartford Global Alpha Fund | The Hartford Global Alpha Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPSX
The Hartford Global Alpha Fund | The Hartford Global Alpha Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPTX
The Hartford Global Alpha Fund | The Hartford Global Alpha Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPYX